UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04570

Name of Registrant:	Vanguard New York Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2020—November 30, 2021

Item 1:	Reports to Shareholders

Annual Report   |   November 30, 2021
Vanguard New York Tax-Exempt Funds
Vanguard New York Municipal Money Market Fund
Vanguard New York Long-Term Tax-Exempt Fund

Contents
Your Fund’s Performance at a Glance	1
Advisor’s Report	2
About Your Fund’s Expenses	6
New York Municipal Money Market Fund	8
New York Long-Term Tax-Exempt Fund	24
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended November 30, 2021, Vanguard New York Long-Term Tax-Exempt Fund returned 3.34% for Investor Shares and 3.43% for Admiral Shares. These results outpaced the 2.52% return of its benchmark index, which includes state- and municipal-issued bonds across the maturity spectrum. Vanguard New York Municipal Money Market Fund returned 0.01%.
•	The U.S. economy continued to heal. Vaccination programs were rolled out; some hard-hit sectors, such as hospitality, leisure, and travel, began to rebound; more workers returned to the labor force; and fiscal policy remained supportive. Bond yields rose, however, as inflation proved less transitory than expected and the outlook for monetary policy less accommodative.
•	The Long-Term Tax-Exempt Fund was generally overweighted in more credit-sensitive segments when the 12 months began, based on our forecast of a continuing economic recovery and ongoing fiscal and monetary support.
•	Overall, the advisor kept the bond fund’s duration fairly steady during the first half of the fiscal year but shortened it in the second half in anticipation of rates rising as the economic rebound continued and the Fed looked more likely to begin scaling back some of its accommodative monetary support.
•	With the Fed holding short-term interest rates near zero, taxable and tax-free money market returns were similarly low.
Market Barometer
	Average Annual Total Returns Periods Ended November 30, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.67%	20.65%	17.93%
Russell 2000 Index (Small-caps)	22.03	14.22	12.14
Russell 3000 Index (Broad U.S. market)	26.34	20.20	17.51
FTSE All-World ex US Index (International)	9.63	10.38	9.56
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-1.15%	5.52%	3.65%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	1.97	5.09	4.38
FTSE Three-Month U.S. Treasury Bill Index	0.05	1.02	1.12
CPI
Consumer Price Index	6.81%	3.32%	2.86%

Advisor’s Report
For the 12 months ended November 30, 2021, Vanguard New York Long-Term Tax-Exempt Fund returned 3.34% for Investor Shares and 3.43% for Admiral Shares. Those results exceeded the 2.52% return of the fund’s benchmark, the Bloomberg NY Municipal Bond Index.
The fund’s 30-day SEC yield fell 33 basis points to 1.23% for Investor Shares and 33 basis points to 1.31% for Admiral Shares. (A basis point is one-hundredth of a percentage point.) The 30-day SEC yield is a proxy for a fund’s potential annualized rate of income.
Vanguard New York Municipal Money Market Fund returned 0.01%. The fund’s 7-day SEC yield declined 1 basis point to 0.01%.
Please note that the funds are permitted to invest in securities that can generate income distributions subject to the alternative minimum tax (AMT). At the end of the fiscal period, only the Money Market Fund owned such securities.
The investment environment
Shortly after the beginning of the fiscal year, the U.S. Food and Drug Administration granted emergency use authorization for COVID-19 vaccines from Pfizer-BioNTech and Moderna. This helped lift the outlook for the economy, especially for those sectors that had been hardest hit by restrictions and lockdowns.
The federal government and the Federal Reserve continued to provide extensive fiscal and monetary support. Policymakers passed fiscal stimulus packages, provided

Yields of Tax-Exempt Municipal Securities (National Averages, AAA-Rated General Obligation Issues)
Maturity	November 30, 2020	November 30, 2021
2 years	0.15%	0.24%
5 years	0.23	0.61
10 years	0.71	1.07
30 years	1.49	1.55
Source: Vanguard.

relief to workers through enhanced unemployment benefits through September 2021, kept short-term interest rates near zero, and continued to buy bonds to keep borrowing costs low for households and businesses. Those efforts generally helped bring the unemployment rate down and unleash pent-up consumer demand.
The investment environment became more challenging toward the end of the period. Ongoing supply disruptions and labor shortages in some sectors began to suggest that the rise in inflation might not be as transitory as many had hoped, leading to an increase in inflation expectations. On the policy front, the Fed moved up its timeline for raising interest rates and began scaling back its bond-buying program.
Yields of Treasuries and municipal bonds rose during the 12 months. However, municipals outperformed as tax-exempt high-grade bond yields rose less, tightening up municipal-Treasury ratios. Additionally, we saw credit spreads tighten on medium- and lower-quality credits.
New York State ended its fiscal year on March 31, 2021, with a healthy surplus despite the economic and fiscal challenges brought on by the pandemic. The general fund posted a sizeable surplus of $8.6 billion, increasing the fund balance to $20.3 billion. New York City ended its fiscal year on June 30, 2021, with a small and manageable deficit. Its general fund ended with a small deficit of
$413.6 million, putting the fund balance at $2.8 billion.
The state’s share of the $350 billion in federal government aid as part of the American Rescue Plan Act was $23.8 billion, which will help stabilize and/or boost the credit quality of the state, New York City, counties, and municipalities. Moreover, the Metropolitan Transportation Authority has significantly benefited from multiple rounds of federal stimulus aid, alleviating some of the financial burden it puts on the state and New York City.
The credit outlook over the next 12 to 18 months for the state and the city has improved substantially from a year ago when they both were facing significant economic and budget challenges from the pandemic.
The change in credit quality is largely because of stronger-than-expected tax collections and the federal government’s extraordinary stimulus and relief actions. The state’s improvement was reflected in a revised outlook by two credit ratings agencies from negative to stable.
Management of the funds
With the economy continuing to recover, muni fundamentals generally holding up well or improving, interest rates remaining low, and spreads compressing, we positioned the bond funds with a tilt toward credit. We favored lower-quality subsectors such as hospitals over higher-quality ones such as water, sewer, and electric. Toward the end of the period, we reduced our positions in those riskier segments as valuations became rich.
We also had more exposure to bonds rated A and BBB, which performed very well as a whole.
For the 12 months, New York State AAA-rated municipal bonds returned 1.61%, as measured by the Bloomberg NY Municipal Index. Their AA-rated counterparts returned 2.01%, and A-rated munis returned 5.21%. BBB-rated munis on the lowest rung on the investment-grade credit-quality ladder returned 4.80%.
Overall, we kept the durations of the bond funds fairly steady, although we did shorten them in the second half of the period in anticipation of rates rising as the economic rebound intensified in the spring. (Duration is a measure of price sensitivity to movements in interest rates.)
Outlook
The rapid rebound in economic activity we’ve seen from COVID-19 lows is likely to give way to slower growth for major economies. In the U.S., we expect growth to slow down to 4% in 2022.
Although COVID-19 will remain a critical factor in 2022, the outlook for macroeconomic policy will likely be more crucial. The removal of policy support poses a new challenge for policymakers and a source of risk for financial markets.
The recent upswing in inflation could prove to be less transitory than currently expected. The combination of higher demand caused by pandemic restrictions being lifted and lower supply due to labor and input shortages globally has pushed consumer prices higher in much of the world. Although a return to 1970s-style stagflation is not in the cards, we expect inflation to remain elevated across developed markets as the forces of demand and supply take some time to balance.
Central banks will have to maintain the delicate balance between keeping inflation expectations anchored and allowing for a supportive environment for economic growth. As negative supply shocks push inflation higher, they threaten to set off a self-fulfilling cycle of ever higher inflation, which could begin to chip away at demand.
We expect the muni market to be driven largely by Fed policy and Treasury rates in the near term. Within munis, expansive fiscal support has made some issuers stronger, while others have papered over existing issues. We’ll aim to reflect that distinction in our positioning. Because muni valuations are currently rich, we will look for opportunities to add credit exposure should it become more attractively priced.
Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the funds’ performance.

Paul M. Malloy, CFA, Principal,
Head of Municipal Bond Group
Adam M. Ferguson, CFA
Portfolio Manager
Stephen M. McFee, CFA,
Portfolio Manager
John P. Grimes, CFA,
Portfolio Manager
Vanguard Fixed Income Group
December 13, 2021

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2021
	Beginning Account Value 5/31/2021	Ending Account Value 11/30/2021	Expenses Paid During Period
Based on Actual Fund Return
New York Municipal Money Market Fund	$1,000.00	$1,000.10	$0.25
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,007.80	$0.86
Admiral™ Shares	1,000.00	1,008.20	0.45
Based on Hypothetical 5% Yearly Return
New York Municipal Money Market Fund	$1,000.00	$1,024.82	$0.25
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.22	$0.86
Admiral Shares	1,000.00	1,024.62	0.46
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the New York Municipal Money Market Fund, 0.05%; and for the New York Long-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

New York Municipal Money Market Fund
Distribution by Effective Maturity1
As of November 30, 2021
1 - 7 Days	96.4%
8 - 30 Days	0.4
31 - 60 Days	0.5
61 - 90 Days	0.5
91 - 180 Days	1.1
Over 180 Days	1.1
1 Percentage of investments.

New York Municipal Money Market Fund
Financial Statements
Schedule of Investments
As of November 30, 2021
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.9%)
New York (99.9%)
[1,2]	Battery Park City NY Authority Revenue TOB VRDO	0.080%	12/2/21	30,805	30,805
[1,2,3]	BlackRock MuniYield New York Quality Fund Inc. PUT VRDP	0.130%	12/7/21	71,400	71,400
[2]	Build NYC Resource Corp. Miscellaneous Revenue VRDO	0.030%	12/2/21	7,070	7,070
[2]	Delaware County NY Industrial Development Agency Health, Hospital, Nursing Home Revenue VRDO	0.140%	12/2/21	1,525	1,525
[1,2]	Erie County NY Industrial Development Agency School Facility Revenue TOB VRDO	0.070%	12/2/21	6,665	6,665
[2]	Franklin County Civic Development Corp. Health, Hospital, Nursing Home Revenue VRDO	0.070%	12/2/21	15,060	15,060
	Garden City NY BAN GO	1.000%	2/18/22	10,460	10,480
[2]	Geneva Industrial Development Agency College & University Revenue VRDO	0.070%	12/2/21	1,610	1,610
	Harrison NY BAN GO PUT	1.000%	7/13/22	5,000	5,026
[2]	Metropolitan Transportation Authority Fuel Sales Tax Revenue VRDO	0.030%	12/1/21	2,500	2,500
[2]	Metropolitan Transportation Authority Miscellaneous Taxes Revenue VRDO	0.070%	12/2/21	19,740	19,740
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.030%	12/1/21	1,300	1,300
[1,2]	Monroe County NY Industrial Development Corp. College & University Revenue TOB VRDO	0.080%	12/7/21	2,000	2,000
[1,2]	Nassau County NY GO TOB VRDO	0.080%	12/2/21	6,000	6,000
[2]	New York City Capital Resources Corp. Health, Hospital, Nursing Home Revenue VRDO	0.050%	12/2/21	23,800	23,800
[2]	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue VRDO	0.050%	12/1/21	8,125	8,125
[1,2,4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.070%	12/7/21	2,000	2,000
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.020%	12/1/21	4,390	4,390
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.030%	12/1/21	11,000	11,000
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.030%	12/1/21	2,400	2,400
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.040%	12/1/21	6,000	6,000
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.050%	12/1/21	5,250	5,250
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.070%	12/1/21	5,990	5,990

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.080%	12/1/21	2,875	2,875
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.050%	12/2/21	14,650	14,650
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.050%	12/2/21	2,115	2,115
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.070%	12/2/21	11,510	11,510
[1,2]	New York City Housing Development Corp. Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.080%	12/2/21	10,000	10,000
[1,2]	New York City Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.080%	12/2/21	7,605	7,605
[1,2]	New York City Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.080%	12/2/21	6,665	6,665
[1,2]	New York City Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.080%	12/2/21	8,335	8,335
[1,2]	New York City Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.080%	12/7/21	7,500	7,500
[1,2]	New York City Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.080%	12/7/21	7,500	7,500
[2]	New York City Industrial Development Agency Lease (Appropriation) Revenue VRDO	0.040%	12/1/21	990	990
[1,2]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.080%	12/7/21	5,310	5,310
[1,2]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.080%	12/7/21	2,000	2,000
[2]	New York City NY Capital Resources Corp. Health, Hospital, Nursing Home Revenue VRDO	0.060%	12/2/21	2,870	2,870
[1,2]	New York City NY GO TOB VRDO	0.060%	12/1/21	8,400	8,400
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.060%	12/1/21	15,485	15,485
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.060%	12/1/21	7,500	7,500
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.070%	12/2/21	2,000	2,000
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.080%	12/2/21	3,000	3,000
[1]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.110%	12/2/21	13,565	13,565
[1,2]	New York City NY Transitional Finance Authority Building Aid Income Tax Revenue TOB VRDO	0.080%	12/2/21	5,915	5,915
[1,2]	New York City NY Transitional Finance Authority Building Aid Income Tax Revenue TOB VRDO	0.080%	12/2/21	18,750	18,750
[1,2]	New York City NY Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	0.050%	12/2/21	3,335	3,335
[1,2]	New York City NY Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	0.080%	12/2/21	7,500	7,500
[1,2]	New York City NY Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	0.080%	12/2/21	3,200	3,200
[1,2]	New York City NY Transitional Finance Authority Future Tax Sales Tax Revenue TOB VRDO	0.080%	12/2/21	11,800	11,800
[1]	New York City NY Transitional Finance Authority Income Tax Revenue TOB VRDO	0.070%	12/2/21	9,335	9,335
[1,2]	New York City NY Transitional Finance Authority Income Tax Revenue TOB VRDO	0.080%	12/2/21	5,000	5,000
[1,2]	New York City Transitional Finance Authority Building Aid Appropriations Revenue TOB VRDO	0.080%	12/2/21	1,700	1,700
[1,2]	New York City Transitional Finance Authority Building Aid Appropriations Revenue VRDO	0.070%	12/2/21	36,270	36,270

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New York City Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	0.080%	12/2/21	1,500	1,500
[1,2]	New York City Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	0.090%	12/2/21	14,300	14,300
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.070%	12/2/21	2,700	2,700
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.020%	12/1/21	5,000	5,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.020%	12/1/21	100	100
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	12/1/21	6,300	6,300
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	12/1/21	6,100	6,100
	New York City Trust for Cultural Resources Recreational Revenue VRDO	0.020%	12/2/21	24,065	24,065
	New York City Trust for Cultural Resources Recreational Revenue VRDO	0.050%	12/2/21	38,690	38,690
[2]	New York City Trust for Cultural Resources Recreational Revenue VRDO	0.050%	12/2/21	5,575	5,575
	New York City Water & Sewer System Sewer Revenue VRDO	0.020%	12/1/21	6,450	6,450
	New York City Water & Sewer System Sewer Revenue VRDO	0.030%	12/1/21	16,595	16,595
[2]	New York City Water & Sewer System Water Revenue VRDO	0.020%	12/1/21	9,120	9,120
[2]	New York City Water & Sewer System Water Revenue VRDO	0.020%	12/1/21	4,345	4,345
	New York City Water & Sewer System Water Revenue VRDO	0.030%	12/1/21	2,405	2,405
	New York City Water & Sewer System Water Revenue VRDO	0.030%	12/1/21	4,980	4,980
	New York City Water & Sewer System Water Revenue VRDO	0.030%	12/1/21	1,600	1,600
[2]	New York City Water & Sewer System Water Revenue VRDO	0.030%	12/1/21	8,500	8,500
	New York City Water & Sewer System Water Revenue VRDO	0.040%	12/1/21	200	200
	New York City Water & Sewer System Water Revenue VRDO	0.040%	12/1/21	4,555	4,555
	New York City Water & Sewer System Water Revenue VRDO	0.040%	12/1/21	1,400	1,400
	New York City Water & Sewer System Water Revenue VRDO	0.040%	12/1/21	8,510	8,510
	New York City Water & Sewer System Water Revenue VRDO	0.060%	12/2/21	28,540	28,540
	New York City Water & Sewer System Water Revenue VRDO	0.060%	12/2/21	7,000	7,000
[1,2]	New York Dormitory Authority Personal Income Tax Revenue TOB VRDO	0.070%	12/2/21	2,500	2,500
	New York GO	5.000%	3/15/22	4,260	4,319
[1,2]	New York GO TOB VRDO	0.080%	12/7/21	2,000	2,000
[1,2]	New York GO TOB VRDO	0.080%	12/7/21	2,000	2,000
[2]	New York Liberty Development Corp. Industrial Revenue VRDO	0.060%	12/2/21	18,925	18,925
[1,2]	New York Metropolitan Transportation Authority Fuel Sales Tax Revenue TOB VRDO	0.080%	12/2/21	3,330	3,330
[1,2]	New York Metropolitan Transportation Authority Fuel Sales Tax Revenue TOB VRDO	0.100%	12/2/21	11,000	11,000
[1,2]	New York Metropolitan Transportation Authority Special Tax Revenue TOB VRDO	0.070%	12/2/21	12,800	12,800
[1,2]	New York Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.080%	12/2/21	9,350	9,350
[2]	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	0.050%	12/1/21	20,000	20,000
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	0.090%	12/1/21	15,000	15,000
[2]	New York Mortgage Agency VRDO	0.080%	12/7/21	25,000	25,000
[1,2]	New York NY GO TOB VRDO	0.070%	12/2/21	7,125	7,125
[1,2]	New York NY GO TOB VRDO	0.080%	12/2/21	10,300	10,300
[1,2]	New York NY GO TOB VRDO	0.080%	12/2/21	5,000	5,000
[1,2]	New York NY GO TOB VRDO	0.080%	12/2/21	3,000	3,000

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New York NY GO TOB VRDO	0.080%	12/7/21	6,000	6,000
[1,2]	New York NY GO TOB VRDO	0.080%	12/7/21	4,445	4,445
[1,2]	New York NY GO TOB VRDO	0.080%	12/7/21	4,365	4,365
	New York NY GO VRDO	0.030%	12/1/21	9,600	9,600
	New York NY GO VRDO	0.030%	12/1/21	3,900	3,900
	New York NY GO VRDO	0.040%	12/1/21	3,100	3,100
	New York NY GO VRDO	0.040%	12/1/21	3,400	3,400
	New York NY GO VRDO	0.040%	12/1/21	500	500
	New York Power Authority	0.080%	12/2/21	25,000	25,000
	New York Power Authority	0.090%	12/16/21	8,441	8,441
[1,2]	New York State Dormitory Authority College & University Revenue TOB VRDO	0.050%	12/1/21	17,245	17,245
[1,2]	New York State Dormitory Authority College & University Revenue TOB VRDO	0.080%	12/7/21	4,800	4,800
	New York State Dormitory Authority College & University Revenue VRDO	0.010%	12/1/21	36,205	36,205
	New York State Dormitory Authority College & University Revenue VRDO	0.020%	12/1/21	29,645	29,645
	New York State Dormitory Authority College & University Revenue VRDO	0.030%	12/2/21	4,200	4,200
	New York State Dormitory Authority College & University Revenue VRDO	0.030%	12/2/21	11,150	11,150
[2]	New York State Dormitory Authority College & University Revenue VRDO	0.030%	12/2/21	10,155	10,155
[2]	New York State Dormitory Authority College & University Revenue VRDO	0.030%	12/2/21	15,275	15,275
[2]	New York State Dormitory Authority College & University Revenue VRDO	0.050%	12/2/21	23,810	23,810
[1,2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	12/2/21	7,860	7,860
[1,2,5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	12/7/21	14,470	14,470
[1,2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	12/7/21	25,900	25,900
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	12/1/21	39,695	39,695
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	12/2/21	13,685	13,685
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.070%	12/2/21	5,625	5,625
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.080%	12/2/21	7,550	7,550
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.080%	12/2/21	31,290	31,290
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.080%	12/2/21	1,000	1,000
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.080%	12/2/21	3,335	3,335
	New York State Dormitory Authority Revenue VRDO	0.060%	1/5/22	9,000	9,000
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.080%	12/2/21	19,505	19,505
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.080%	12/2/21	7,500	7,500
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.080%	12/2/21	7,500	7,500
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.090%	12/2/21	21,870	21,870
[1,2]	New York State Dormitory Authority State Personal Income Tax Revenue TOB VRDO	0.070%	12/2/21	7,400	7,400
[1,2]	New York State Dormitory Authority State Personal Income Tax Revenue TOB VRDO	0.080%	12/2/21	4,000	4,000

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New York State Energy Research & Development Authority Facilities Industrial Revenue VRDO	0.080%	12/1/21	24,100	24,100
[2]	New York State Energy Research & Development Authority Industrial Revenue VRDO	0.060%	12/1/21	35,100	35,100
[1,2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.080%	12/2/21	6,665	6,665
[1,2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.080%	12/7/21	16,765	16,765
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.030%	12/1/21	9,230	9,230
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.040%	12/1/21	1,700	1,700
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.040%	12/1/21	21,295	21,295
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	12/1/21	10,000	10,000
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	12/1/21	30,000	30,000
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	12/1/21	6,200	6,200
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	12/1/21	25,750	25,750
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	12/1/21	6,500	6,500
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	12/1/21	50,120	50,120
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.070%	12/1/21	20,180	20,180
[1,2]	New York State Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue TOB VRDO	0.080%	12/2/21	7,145	7,145
[1,2]	New York State Mortgage Agency Homeowner Mortgage Local or Guranteed Housing Revenue TOB VRDO	0.080%	12/2/21	605	605
[1,2]	New York State Power Authority Electric Power & Light Revenue TOB VRDO	0.070%	12/2/21	16,500	16,500
[1,2]	New York State Power Authority Electric Power & Light Revenue TOB VRDO	0.080%	12/2/21	7,750	7,750
[1,2]	New York State Power Authority Electric Power & Light Revenue TOB VRDO	0.080%	12/2/21	7,785	7,785
[1,2]	New York State Thruway Authority Highway Revenue TOB VRDO	0.080%	12/2/21	2,080	2,080
[1,2]	New York State Thruway Authority Lease (Appropriation) Revenue TOB VRDO	0.080%	12/2/21	11,570	11,570
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.040%	12/2/21	12,260	12,260
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.070%	12/2/21	4,235	4,235
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.070%	12/2/21	3,330	3,330
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.070%	12/2/21	8,745	8,745
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.080%	12/2/21	11,045	11,045
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.080%	12/2/21	3,750	3,750
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.080%	12/2/21	3,750	3,750
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.080%	12/7/21	4,000	4,000
[1,2]	New York State Urban Development Corp. Lease (Appropriation) Revenue TOB VRDO	0.080%	12/7/21	7,500	7,500

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue VRDO	0.070%	12/1/21	4,125	4,125
	North Hempstead NY BAN GO	1.500%	3/25/22	17,500	17,573
	North Hempstead NY BAN GO PUT	1.500%	9/23/22	4,200	4,244
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.090%	12/2/21	27,200	27,200
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.100%	12/2/21	20,000	20,000
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.100%	12/2/21	22,000	22,000
[1,2]	Nuveen New York Quality Municipal Income Fund VRDO VRDP	0.130%	12/2/21	34,800	34,800
[2]	Onondaga County Industrial Development Agency Health, Hospital, Nursing Home Revenue (Syracuse Home Association Project) VRDO	0.090%	12/2/21	3,925	3,925
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.070%	12/2/21	32,050	32,050
[1,2]	Regional Transportation Authority Local or Guaranteed Housing Revenue TOB VRDO	0.080%	12/7/21	7,500	7,500
	Rockville Centre NY BAN GO PUT	1.000%	6/9/22	7,500	7,532
[1,2]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	0.080%	12/2/21	8,000	8,000
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.030%	12/1/21	4,555	4,555
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.040%	12/1/21	9,355	9,355
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.040%	12/1/21	6,365	6,365
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.080%	12/2/21	14,250	14,250
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.080%	12/2/21	695	695
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.080%	12/2/21	12,000	12,000
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.110%	12/2/21	14,400	14,400
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.120%	12/7/21	2,155	2,155
[1,2]	Triborough Bridge & Tunnel Authority Payroll Miscellaneous Tax Revenue TOB VRDO	0.070%	12/7/21	2,905	2,905
[1,2]	Utility Debt Securitization Authority New York Electric Power & Light Revenue TOB VRDO	0.080%	12/2/21	1,000	1,000
[1,2]	Utility Debt Securitization Authority New York Electric Power & Light Revenue TOB VRDO	0.080%	12/2/21	5,250	5,250

New York Municipal Money Market Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Williamsville Central School District BAN GO PUT	1.000%	6/8/22	3,890	3,907
Total Tax-Exempt Municipal Bonds (Cost $1,942,857)				1,942,857
Total Investments (99.9%) (Cost $1,942,857)				1,942,857
Other Assets and Liabilities—Net (0.1%)				1,611
Net Assets (100%)				1,944,468
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2021, the aggregate value was $954,790,000, representing 49.1% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
BAN—Bond Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Statement of Assets and Liabilities
As of November 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $1,942,857)	1,942,857
Investment in Vanguard	64
Cash	91
Receivables for Investment Securities Sold	775
Receivables for Accrued Income	548
Receivables for Capital Shares Issued	2,116
Other Assets	1,221
Total Assets	1,947,672
Liabilities
Payables for Investment Securities Purchased	300
Payables for Capital Shares Redeemed	2,903
Payables for Distributions	1
Total Liabilities	3,204
Net Assets	1,944,468
At November 30, 2021, net assets consisted of:

Paid-in Capital	1,944,429
Total Distributable Earnings (Loss)	39
Net Assets	1,944,468

Net Assets
Applicable to 1,944,122,733 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,944,468
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Statement of Operations

Year Ended November 30, 2021
($000)
Investment Income
Income
Interest	1,805
Total Income	1,805
Expenses
The Vanguard Group—Note B
Investment Advisory Services	395
Management and Administrative	2,857
Marketing and Distribution	179
Custodian Fees	7
Auditing Fees	25
Shareholders’ Reports	7
Trustees’ Fees and Expenses	1
Total Expenses	3,471
Expense Reduction—Note B	(1,884)
Net Expenses	1,587
Net Investment Income	218
Realized Net Gain (Loss) on Investment Securities Sold	10
Net Increase (Decrease) in Net Assets Resulting from Operations	228

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2021 ($000)	2020 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	218	18,068
Realized Net Gain (Loss)	10	96
Net Increase (Decrease) in Net Assets Resulting from Operations	228	18,164
Distributions
Total Distributions	(217)	(18,068)
Capital Share Transactions (at $1.00 per share)
Issued	880,370	1,697,703
Issued in Lieu of Cash Distributions	204	16,580
Redeemed	(1,385,809)	(2,718,313)
Net Increase (Decrease) from Capital Share Transactions	(505,235)	(1,004,030)
Total Increase (Decrease)	(505,224)	(1,003,934)
Net Assets
Beginning of Period	2,449,692	3,453,626
End of Period	1,944,468	2,449,692

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0001	.006	.014	.012	.007
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.0001	.006	.014	.012	.007
Distributions
Dividends from Net Investment Income	(.0001)	(.006)	(.014)	(.012)	(.007)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0001)	(.006)	(.014)	(.012)	(.007)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.55%	1.39%	1.24%	0.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,944	$2,450	$3,454	$3,214	$2,424
Ratio of Total Expenses to Average Net Assets[3]	0.07%	0.16%	0.16%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	0.01%	0.61%	1.38%	1.24%	0.67%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2021. For the years ended November 30, 2020, 2019, 2018 and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Notes to Financial Statements
Vanguard New York Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the

New York Municipal Money Market Fund
extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2021, the fund had contributed to Vanguard capital in the amount of $64,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended November 30, 2021, Vanguard's expenses were reduced by $1,884,000 (an effective annual rate of 0.09% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2021, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not

New York Municipal Money Market Fund
obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the inclusion of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	6
Undistributed Tax-Exempt Income	29
Undistributed Long-Term Gains	5
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	—
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2021 Amount ($000)	2020 Amount ($000)
Tax-Exempt Income	217	18,068
Ordinary Income*	—	—
Long-Term Capital Gains	—	—
Total	217	18,068
*	Includes short-term capital gains, if any.
As of November 30, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,942,857
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
E.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2021, such purchases were $414,810,000 and sales were $909,940,000, resulting in net realized gain (loss) of $0.

New York Municipal Money Market Fund
F.	Management has determined that no events or transactions occurred subsequent to November 30, 2021, that would require recognition or disclosure in these financial statements.

New York Long-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 30, 2011, Through November 30, 2021
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended November 30, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
New York Long-Term Tax-Exempt Fund Investor Shares	3.34%	4.70%	4.30%	$15,239
Bloomberg NY Municipal Bond Index	2.52	4.12	3.73	14,417
Bloomberg Municipal Bond Index	1.97	4.38	3.90	14,665

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
New York Long-Term Tax-Exempt Fund Admiral Shares	3.43%	4.79%	4.39%	$76,835
Bloomberg NY Municipal Bond Index	2.52	4.12	3.73	72,086
Bloomberg Municipal Bond Index	1.97	4.38	3.90	73,324
See Financial Highlights for dividend and capital gains information.

New York Long-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of November 30, 2021
Under 1 Year	6.6%
1 - 3 Years	2.0
3 - 5 Years	1.6
5 - 10 Years	10.3
10 - 20 Years	42.3
20 - 30 Years	30.6
Over 30 Years	6.6
The table reflects the fund’s investments, except for short-term investments and derivatives.

New York Long-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (100.6%)
New York (99.9%)
	Brookhaven Local Development Corp. Health, Hospital Nursing Home Revenue	3.375%	10/1/40	500	539
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	2,500	2,881
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/50	2,000	2,483
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/22	1,250	1,285
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/24	1,800	2,005
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	1,655	1,910
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,000	3,569
[1]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/29	375	424
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	5,990	7,087
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	3,210	3,707
[1]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	3.000%	7/15/43	2,135	2,216
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	10,890	8,690
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/32	2,100	1,625
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	2,435	1,831
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/35	2,490	1,768
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	3,180	1,657
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/46	1,580	791
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,400	3,038
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	1,300	1,524
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/35	1,200	1,288

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/36	1,100	1,178
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	865	924
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	1,600	1,861
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,530	1,704
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/45	2,865	3,010
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	1/1/47	1,160	1,282
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	3,000	3,135
[1,3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	5,080	5,793
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital Nursing Home Revenue	4.000%	7/1/45	1,790	1,890
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,395	1,563
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,170	2,451
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,590	1,838
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,155	1,288
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	7/1/35	3,710	4,154
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	5,515	6,170
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	7,270	8,002
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/42	1,380	1,638
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/47	4,635	5,498
	Buffalo Municipal Water Finance Authority Water Revenue	5.000%	7/1/25	630	725
	Buffalo Municipal Water Finance Authority Water Revenue	5.000%	7/1/28	2,010	2,315
	Buffalo Municipal Water Finance Authority Water Revenue	5.000%	7/1/29	500	576
[1]	Buffalo Municipal Water Finance Authority Water Revenue	3.000%	7/1/35	15	16
[4]	Buffalo Sewer Authority Sewer Revenue	5.000%	6/15/30	155	194
[4]	Buffalo Sewer Authority Sewer Revenue	5.000%	6/15/31	175	218
[4]	Buffalo Sewer Authority Sewer Revenue	5.000%	6/15/32	165	206
[4]	Buffalo Sewer Authority Sewer Revenue	5.000%	6/15/33	175	218
[4]	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/34	175	205
[4]	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/35	240	281
[4]	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/36	265	310
[4]	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/51	750	851
[5]	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/1/31	1,300	1,414
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/31	100	114
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/31	650	720
[5]	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	6/1/36	565	650
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/36	400	454
[5]	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	6/1/41	600	680
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/41	2,135	2,344
[5]	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	6/1/51	1,585	1,781
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/51	2,755	2,976
[5]	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	6/1/56	1,310	1,462
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/56	1,430	1,538

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/27	200	222
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/28	270	299
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/29	225	249
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/30	310	344
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/32	660	731
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/33	730	808
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/34	580	642
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/38	1,365	1,504
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/22	3,010	3,092
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,890	2,192
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/36	5,000	5,747
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/41	3,225	3,688
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	4.000%	7/1/45	185	201
[5]	Build NYC Resource Corp. Economic Development Revenue	5.000%	12/1/39	2,465	2,674
[5]	Build NYC Resource Corp. Economic Development Revenue	5.000%	12/1/49	3,410	3,646
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), ETM	5.000%	7/1/23	1,525	1,637
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	1,325	1,480
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	1,000	1,117
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	6/1/24	750	831
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/25	100	115
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/26	85	100
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/27	75	91
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/35	130	165
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/36	130	152
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/37	165	193
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/38	150	175
	Build NYC Resource Corp. Miscellaneous Revenue	3.000%	7/1/39	550	585
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/44	975	1,124
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/49	1,400	1,605
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	4.000%	8/1/25	1,230	1,382
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	5.000%	8/1/25	500	580
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	5.000%	8/1/25	1,000	1,160
[5]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	2.500%	6/15/31	1,455	1,466
[5]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	5.000%	6/15/51	1,000	1,197
	Copiague Union Free School District GO	3.000%	2/15/33	1,005	1,053
	Dobbs Ferry Local Development Corp. College & University Revenue (Mercy College Project)	5.000%	7/1/39	3,120	3,424
	Dobbs Ferry Local Development Corp. College & University Revenue (Mercy College Project)	5.000%	7/1/44	2,635	2,893
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	250	302
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/30	220	264

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/31	1,170	1,401
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/32	450	538
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/33	250	298
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/34	1,390	1,654
[5]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/40	1,000	1,215
[5]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	2,000	2,403
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/25	500	568
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/26	300	350
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/27	805	940
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/28	950	1,103
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/29	500	577
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/30	380	435
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/31	575	657
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/32	240	274
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	228
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/36	145	165
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/41	815	920
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/46	600	673
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/40	1,470	1,681
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/45	1,415	1,615
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/33	565	688
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/34	275	335
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/35	1,200	1,461
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/37	1,000	1,216
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/42	7,250	8,789
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	4.000%	7/1/46	5,600	6,409
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,369
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,505	1,782
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,595	1,888

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,305	2,714
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,185	1,393
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	650	693
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,415	1,657
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,030	1,205
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,745	1,944
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	3,810	4,406
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	6,600	7,586
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	655	732
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,000	2,235
	Erie County Fiscal Stability Authority Sales Tax Revenue	4.000%	9/1/33	600	690
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/39	1,010	1,233
	Erie County Industrial Development Agency Lease (Non-Terminable) Revenue (Buffalo City Project)	5.000%	5/1/32	1,500	2,059
[5,6]	Hamstead Town New York Local Development Corp. College & University Revenue TOB VRDO	0.080%	12/2/21	1,430	1,430
[1]	Haverstraw-Stony Point Central School District GO	5.000%	10/15/33	300	327
[1]	Haverstraw-Stony Point Central School District GO	5.000%	10/15/36	1,000	1,088
[1]	Hempstead NY GO	4.000%	4/1/29	4,500	4,990
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/29	400	500
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/30	200	255
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/32	250	323
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	9/1/43	5,000	5,342
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/32	450	470
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	3.000%	7/1/51	4,500	4,717
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	700	820
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	1,740	2,090
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/29	2,170	2,372
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/30	670	792
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/32	370	435
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/34	1,800	1,954
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/37	630	736
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	480	561

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	870	1,041
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/39	1,645	1,779
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/43	1,025	1,214
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/44	1,670	1,799
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/48	1,100	1,295
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	3,605	4,332
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	2,125	2,549
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	14,000	16,775
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	5,545	6,622
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/37	3,000	3,674
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	3,600	4,293
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/38	3,000	3,575
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	4,500	5,356
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	14,900	17,647
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/43	3,000	3,617
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	14,405	16,274
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	4,000	4,806
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/45	9,500	11,226
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/47	4,000	4,093
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/47	7,500	8,450
	Jefferson County Civic Facility Development Corp. Health, Hospital Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/47	1,875	1,984
	Jefferson County Civic Facility Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/1/22	755	777
	Johnstown City School District GO	3.000%	6/15/33	1,935	2,049
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/24	19,830	19,479
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	1,000	1,164
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/27	15,905	14,998
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	1,000	1,232
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/33	4,885	6,038
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	750	917
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/34	7,550	8,875
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	4,500	5,038
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,050	1,288
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	6,000	6,705
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	1,500	1,841
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,000	2,365
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,285	2,881
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	1,000	1,318
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,150	2,705
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	2,150	2,699
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	5,700	6,348
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	2,500	2,947
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	7,500	9,138
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	17,550	19,469
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/46	3,500	4,117
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	5,250	5,383
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	4,200	4,200
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	5,000	5,126

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	2,050	2,124
Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	2,535	2,627
Madison County Capital Resource Corp. College & University Revenue	5.000%	7/1/40	1,495	1,712
Madison County Capital Resource Corp. College & University Revenue	5.000%	7/1/43	6,000	6,859
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/26	410	477
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	870	1,053
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/27	25	30
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	40	49
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/31	2,730	3,301
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/32	75	92
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	2,600	3,143
Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.125%	11/15/33	1,045	1,124
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	10,100	11,586
Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.500%	11/15/34	1,000	1,087
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/34	500	572
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	1,770	2,117
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	160	193
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/34	1,055	1,277
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/35	320	387
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	610	728
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	675	825
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	165	197
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/46	5,000	5,903
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	8,000	9,489
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	5,075	6,103
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/57	5,865	7,128
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	11,095	9,484
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/31	11,090	11,574
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	1,210	982
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	1,070	1,140
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	2,935	3,308
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,120	1,169
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,970	2,288
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	2,240	2,030
Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/27	125	128
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	7,225	8,355
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	6,695	5,745
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,865	4,452
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,176
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,890	2,222
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,000	3,513
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	1,015	1,186
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	500	393
Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/32	265	270
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	7,500	8,555
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	5,050	5,610
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,000	1,112
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	885	1,013
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	500	384

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/33	90	93
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	505	609
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,500	3,153
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	150	167
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/33	200	220
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	200	228
	Metropolitan Transportation Authority Transit Revenue	3.125%	11/15/35	165	174
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	3,800	4,300
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	3,505	3,885
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	3,060	3,482
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	4,020	4,574
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	1,745	1,873
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	540	597
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	110	119
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/37	5,000	5,493
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	6,020	6,352
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	550	673
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/39	3,655	3,948
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	5,000	5,707
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/41	805	848
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	2,000	2,080
	Metropolitan Transportation Authority Transit Revenue	4.250%	11/15/42	210	216
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	2,000	2,080
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	1,930	2,007
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	5,000	6,166
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	735	793
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	7,585	9,064
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	615	685
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	5,400	5,989
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/47	4,950	5,652
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	2,000	2,268
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	3,000	3,400
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	1,120	1,277
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	4,000	4,500
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/51	1,500	1,732
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	2,535	2,857
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	3,800	4,676
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/56	2,000	2,316
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	4,000	4,702
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	12,500	14,031
[1,5,6]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.100%	12/2/21	5,335	5,335
[1,5,6]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.130%	12/2/21	2,975	2,975
[6]	Metropolitan Transportation Authority Transit Revenue VRDO	0.030%	12/1/21	43,735	43,735
[6]	Metropolitan Transportation Authority Transit Revenue VRDO	0.050%	12/1/21	6,000	6,000
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	1,160	1,214
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	3,325	3,479
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	3,070	3,212
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	1,925	2,014
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,050	2,192
[5]	Monroe County NY Industrial Development Corp. Charter School Aid Revenue	5.000%	6/1/50	1,260	1,471
[5]	Monroe County NY Industrial Development Corp. Charter School Aid Revenue	5.000%	6/1/59	1,080	1,253
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/22	340	353

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/23	470	507
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/29	1,250	1,441
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/31	1,000	1,150
Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/32	1,780	2,059
Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/32	1,295	1,498
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/32	1,640	1,884
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/32	600	716
Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/33	1,650	1,907
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/33	1,400	1,607
Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/36	1,000	1,151
Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/36	900	1,036
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/37	1,000	1,147
Monroe County NY Industrial Development Corp. College & University Revenue	5.500%	6/1/39	1,500	1,660
Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/39	1,500	1,654
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	6/1/44	2,500	2,738
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/45	4,030	4,594
Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	10/1/47	1,300	1,433
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/31	2,000	2,446
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/36	1,000	1,219
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	12,850	14,900
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,550	1,845
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,000	1,179
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	4,200	5,464
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	12/1/33	300	324
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,000	1,299
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,100	1,286
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	2,510	3,253
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,055	1,232
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,000	2,380

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,215	1,418
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/37	2,195	2,354
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	2,600	2,706
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,000	1,185
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	1,000	1,181
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/40	1,000	1,048
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/41	145	159
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	5,635	5,837
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	7,890	9,074
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,000	5,739
Mount Vernon NY City School District GO	4.000%	12/1/32	2,480	2,837
Mount Vernon NY City School District GO	4.000%	12/1/33	2,370	2,705
MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	22,000	23,450
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,620	2,691
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,235	1,325
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	690	740
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	925	1,028
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	125	139
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	2,116
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	8,765	8,950
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,664
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,690	1,875
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,565	1,735
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,750	1,938
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,042
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,106
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	425	431
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,220	2,450
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,050	1,072
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	4,000	4,113

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	1,535	1,578
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	3,025	3,111
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	8,245	8,478
Nassau County NY GO, Prere.	5.000%	4/1/24	1,740	1,928
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/22	270	277
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/25	325	372
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/26	335	381
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/27	425	482
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/28	375	424
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/33	1,135	1,277
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/35	1,000	1,123
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/45	2,230	2,485
New York City Educational Construction Fund Lease Revenue	5.000%	4/1/36	3,100	3,894
New York City Educational Construction Fund Lease Revenue	5.000%	4/1/37	2,850	3,571
New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	405	516
New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	580	753
New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	610	808
New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	650	855
New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	675	886
New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	500	655
New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	500	653
New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	525	684
New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	335	436
New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/45	1,500	1,606
New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/45	890	1,050
New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/48	640	752
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/23	1,000	1,070
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	5/1/28	2,025	2,180
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/28	3,195	3,435
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	5/1/29	3,480	3,740

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.950%	11/1/29	1,670	1,792
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	5/1/30	1,300	1,398
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.125%	11/1/30	2,000	2,150
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/30	3,000	3,157
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	5/1/31	1,325	1,421
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	1,245	1,316
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.400%	11/1/33	545	585
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.600%	11/1/33	4,000	4,346
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	11/1/34	500	532
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/15/34	5,000	5,212
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/36	2,000	2,004
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/38	8,800	9,535
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/39	5,000	5,214
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.400%	11/1/39	3,000	3,201
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.800%	11/1/39	2,355	2,568
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	8/1/40	1,200	1,215
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/41	500	501
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/41	2,000	2,003
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.850%	11/1/43	8,000	8,634
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.250%	11/1/43	16,000	17,648
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	12,070	12,432
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/46	2,000	2,000
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.800%	11/1/47	430	461
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.900%	11/1/48	4,000	4,303
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	8,000	8,658
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.050%	11/1/48	4,040	4,388
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.650%	11/1/49	3,550	3,799
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/49	3,500	3,807
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	2/1/50	9,135	9,317

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	5/1/50	3,800	3,983
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.650%	11/1/50	2,500	2,524
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	2/1/51	9,905	10,006
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/51	1,000	1,011
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/51	1,000	1,002
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	11/1/53	15,000	16,167
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.750%	11/1/54	3,225	3,458
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	11/1/55	2,500	2,514
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/56	2,000	2,005
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	11/1/60	2,500	2,542
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	5/1/61	2,000	1,999
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	3,000	2,979
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	5,050	5,397
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	7,000	7,481
[5,6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.080%	12/2/21	5,000	5,000
[5,6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.120%	12/2/21	2,770	2,770
[6]	New York City Industrial Development Agency Lease (Appropriation) Revenue VRDO	0.040%	12/1/21	2,100	2,100
[1]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/31	3,880	5,115
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/33	4,610	5,037
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/34	2,255	2,455
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/35	705	765
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/36	750	810
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	4,975	5,355
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/39	1,500	1,608
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/40	1,375	1,470
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/46	2,000	2,103
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	750	968
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	2,250	2,439
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	455	468

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	4,000	4,310
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,565	2,756
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	2,000	2,144
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	3,480	4,021
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	4,350	4,941
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	7,050	7,406
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	12,250	12,683
[8]	New York City Industrial Development Agency Private Schools Revenue (Stars-Churchill School Center Project)	2.250%	10/1/29	1,130	1,147
[8]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/34	5,285	4,125
[8]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/35	4,450	3,379
[8]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/40	595	389
[8]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/41	660	418
[5,6]	New York City NY GO TOB VRDO	0.060%	12/1/21	2,900	2,900
[5,6]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.080%	12/2/21	5,440	5,440
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	2,820	3,526
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	2,715	3,313
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/34	4,000	4,891
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	2,500	2,893
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/35	8,500	10,366
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	3,100	3,570
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	3,000	3,648
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	5,000	6,226
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	3,620	4,183
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/37	5,000	6,050
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/38	2,500	2,730
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	5,000	5,855
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/39	3,000	3,268
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	7,315	8,418
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	2,225	2,558
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/42	7,255	8,555

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/43	5,000	5,885
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/45	5,000	5,842
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/47	5,000	5,304
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	5,000	5,277
[5,6]	New York City Transitional Finance Authority Building Aid Appropriations Revenue VRDO	0.070%	12/2/21	9,300	9,300
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	3,790	4,730
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	1,910	2,384
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,000	6,235
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,000	5,692
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,000	3,738
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	3,520	4,140
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	5,000	5,682
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	5,050	5,925
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	8,000	9,956
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	575	716
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/38	14,190	16,615
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,000	3,728
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/39	3,000	3,507
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/40	5,385	5,972
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	11,655	13,197
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/41	7,000	7,582
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	10,965	13,525
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,930	3,614
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	1,520	1,718
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	1,410	1,637
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/46	3,000	3,461
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	8,510	9,291
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/48	2,000	2,133
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/48	2,740	3,245

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	5,050	5,897
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	3,000	3,954
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	300	368
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	5,370	6,264
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	3,000	3,949
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	2,290	3,048
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	10,275	11,890
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	9,500	11,081
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	1,000	1,326
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,000	2,450
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	10,000	11,150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	3,880	4,463
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	5,500	6,627
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	3,600	4,079
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	2,750	3,446
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	4,000	4,465
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	2,500	3,012
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	2,000	2,355
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	5,000	5,770
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	11,600	12,921
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/37	1,500	1,589
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,250	1,501
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	9,495	11,976
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	5,020	5,781
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	5,000	5,766
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	2,500	2,724
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	3,860	4,628
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	11,833
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,000	5,951

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,000	6,067
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,730	3,266
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	4,965	6,011
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	4,790	5,580
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	4,000	4,693
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	9,340	11,533
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	2,305	2,730
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/42	1,730	1,831
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	2,560	2,842
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	3,465	4,115
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	7,500	8,978
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/43	6,000	6,907
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/44	4,000	4,597
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/45	6,360	6,698
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	1,675	1,962
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	6,000	6,393
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/47	7,720	8,171
[5,6]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.070%	12/2/21	3,800	3,800
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.020%	12/1/21	19,800	19,800
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	12/1/21	5,700	5,700
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.050%	12/1/21	7,820	7,820
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.050%	12/1/21	2,975	2,975
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/31	2,500	2,846
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/25	610	711
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/26	275	330
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/27	525	645
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/28	385	484
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/29	350	449
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/30	400	513

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/31	1,020	1,307
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/31	2,000	2,617
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/32	350	448
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/32	2,250	2,932
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	4,000	4,829
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/33	450	576
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/34	2,000	2,405
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/34	400	511
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/35	1,850	2,219
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/35	500	638
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/36	900	1,144
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/37	2,120	2,688
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/38	2,070	2,618
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/39	605	763
[5,6]	New York City Trust for Cultural Resources Miscellaneous Revenue TOB VRDO	0.120%	12/2/21	5,335	5,335
	New York City Trust for Cultural Resources Miscellaneous Revenue, Prere.	5.000%	8/1/23	4,000	4,316
	New York City Water & Sewer System Sewer Revenue VRDO	0.020%	12/1/21	3,340	3,340
	New York City Water & Sewer System Sewer Water Revenue	3.000%	6/15/44	5,000	5,403
	New York City Water & Sewer System Water Revenue	5.000%	6/15/28	2,855	3,296
	New York City Water & Sewer System Water Revenue	5.000%	6/15/32	3,000	3,510
	New York City Water & Sewer System Water Revenue	5.000%	6/15/34	3,000	3,504
	New York City Water & Sewer System Water Revenue	5.000%	6/15/35	3,000	3,500
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	7,500	9,111
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	3,000	3,496
	New York City Water & Sewer System Water Revenue	4.000%	6/15/37	11,150	12,848
	New York City Water & Sewer System Water Revenue	5.000%	6/15/37	4,965	5,689
	New York City Water & Sewer System Water Revenue	5.000%	6/15/37	2,500	2,865
	New York City Water & Sewer System Water Revenue	5.000%	6/15/37	10,000	12,135
	New York City Water & Sewer System Water Revenue	5.000%	6/15/38	10,000	11,991
	New York City Water & Sewer System Water Revenue	4.000%	6/15/39	5,025	5,769
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	10,040	11,494
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	5,915	6,771
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	7,500	8,586
	New York City Water & Sewer System Water Revenue	4.000%	6/15/40	1,300	1,546
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	7,500	8,809
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	5,000	5,927
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	4,740	5,633
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	10,000	11,883
	New York City Water & Sewer System Water Revenue	3.500%	6/15/42	5,000	6,238
	New York City Water & Sewer System Water Revenue	4.000%	6/15/42	5,340	6,379
	New York City Water & Sewer System Water Revenue	4.000%	6/15/45	5,000	6,017

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Water & Sewer System Water Revenue	5.000%	6/15/45	8,545	9,451
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	24,465	26,085
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	14,455	16,488
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	15,000	18,092
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	7,455	8,244
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	3,000	3,576
	New York City Water & Sewer System Water Revenue	5.000%	6/15/48	3,000	3,614
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	8,500	9,797
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	11,825	14,669
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	1,570	1,981
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	7,500	8,843
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	6,000	7,074
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	6,000	7,019
	New York City Water & Sewer System Water Revenue	3.000%	6/15/51	2,000	2,133
	New York City Water & Sewer System Water Revenue	4.000%	6/15/51	3,500	4,154
	New York City Water & Sewer System Water Revenue	4.000%	6/15/51	6,500	7,715
	New York City Water & Sewer System Water Revenue VRDO	0.020%	12/1/21	2,500	2,500
[6]	New York City Water & Sewer System Water Revenue VRDO	0.020%	12/1/21	1,000	1,000
[6]	New York City Water & Sewer System Water Revenue VRDO	0.020%	12/1/21	1,700	1,700
	New York City Water & Sewer System Water Revenue VRDO	0.020%	12/1/21	2,450	2,450
	New York City Water & Sewer System Water Revenue VRDO	0.030%	12/1/21	4,800	4,800
	New York City Water & Sewer System Water Revenue VRDO	0.030%	12/1/21	4,700	4,700
	New York City Water & Sewer System Water Revenue VRDO	0.030%	12/1/21	12,590	12,590
	New York City Water & Sewer System Water Revenue VRDO	0.040%	12/1/21	1,300	1,300
	New York City Water & Sewer System Water Revenue VRDO	0.040%	12/1/21	600	600
	New York City Water & Sewer System Water Revenue VRDO	0.060%	12/2/21	4,400	4,400
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/22	500	522
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/33	4,655	5,377
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/40	250	275
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	16,005	18,300
[4]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/41	6,000	3,628
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/44	11,075	6,086
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/45	5,215	5,926
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/46	13,640	16,008
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/51	11,365	4,966
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.625%	6/1/35	8,700	9,485
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	10,406	15,466
	New York Liberty Development Corp. Industrial Revenue	5.000%	9/15/40	4,680	4,738
	New York Liberty Development Corp. Industrial Revenue	5.000%	9/15/43	14,975	15,162
	New York Liberty Development Corp. Industrial Revenue	5.000%	3/15/44	5,965	6,040
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	22,325	23,403
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	9,885	10,232
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	15,615	16,165
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/34	3,000	3,045
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/35	3,750	3,796

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	3,000	3,085
New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	18,450	18,809
New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	15,000	15,272
New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	21,500	22,340
New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	63,300	89,462
New York Mortgage Agency Local or Guaranteed Housing Revenue	3.750%	10/1/43	3,150	3,387
New York Mortgage Agency Local or Guaranteed Housing Revenue	2.700%	10/1/47	3,500	3,524
New York Mortgage Agency Local or Guaranteed Housing Revenue	3.800%	10/1/48	8,270	8,802
New York NY GO	5.000%	8/1/22	2,535	2,617
New York NY GO	5.000%	8/1/26	3,140	3,713
New York NY GO	5.000%	8/1/26	3,875	4,652
New York NY GO	5.000%	1/1/27	3,500	4,254
New York NY GO	5.000%	8/1/27	4,560	5,101
New York NY GO	5.000%	9/1/27	3,805	4,710
New York NY GO	5.000%	8/1/28	3,000	3,467
New York NY GO	5.000%	8/1/28	2,320	2,890
New York NY GO	5.000%	8/1/29	5,010	5,691
New York NY GO	5.000%	8/1/29	5,070	6,046
New York NY GO	5.000%	8/1/29	3,515	4,129
New York NY GO	5.000%	8/1/29	5,195	6,455
New York NY GO	5.000%	8/1/29	3,000	3,878
New York NY GO	5.000%	8/1/30	5,050	6,017
New York NY GO	5.000%	8/1/30	4,720	5,623
New York NY GO	5.000%	8/1/30	4,000	4,952
New York NY GO	5.000%	8/1/30	2,335	2,560
New York NY GO	5.000%	8/1/30	3,000	3,463
New York NY GO	5.000%	8/1/30	3,000	3,948
New York NY GO	4.000%	8/1/31	2,775	3,171
New York NY GO	5.000%	8/1/31	2,000	2,234
New York NY GO	5.000%	8/1/31	7,810	9,544
New York NY GO	5.000%	8/1/31	1,440	1,778
New York NY GO	5.000%	8/1/31	3,000	3,938
New York NY GO	5.000%	12/1/31	1,770	2,129
New York NY GO	4.000%	8/1/32	1,935	2,208
New York NY GO	5.000%	8/1/32	8,770	9,948
New York NY GO	5.000%	8/1/32	1,250	1,566
New York NY GO	5.000%	8/1/32	3,735	4,605
New York NY GO	5.000%	8/1/32	1,000	1,307
New York NY GO	5.000%	10/1/32	2,485	3,168
New York NY GO	5.000%	12/1/32	1,240	1,565
New York NY GO	3.250%	3/1/33	3,000	3,306
New York NY GO	5.000%	8/1/33	1,260	1,357
New York NY GO	5.000%	8/1/33	2,875	3,367
New York NY GO	5.000%	8/1/33	1,145	1,361
New York NY GO	5.000%	8/1/33	1,000	1,250
New York NY GO	5.000%	4/1/34	3,680	4,833
New York NY GO	4.000%	8/1/34	4,535	5,268
New York NY GO	5.000%	8/1/34	2,000	2,496
New York NY GO	5.000%	8/1/34	2,260	2,821

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/34	1,125	1,464
New York NY GO	5.000%	12/1/34	5,000	6,296
New York NY GO	3.000%	3/1/35	2,500	2,759
New York NY GO	5.000%	8/1/35	2,000	2,598
New York NY GO	4.000%	10/1/35	1,000	1,189
New York NY GO	5.000%	10/1/35	1,945	2,376
New York NY GO	5.000%	12/1/35	2,500	2,991
New York NY GO	4.000%	3/1/36	1,500	1,784
New York NY GO	5.000%	6/1/36	910	1,041
New York NY GO	4.000%	8/1/36	2,500	2,836
New York NY GO	4.000%	8/1/36	1,385	1,660
New York NY GO	5.000%	10/1/36	5,000	6,094
New York NY GO	5.000%	10/1/36	2,590	3,277
New York NY GO	5.000%	10/1/36	10	10
New York NY GO	5.000%	3/1/37	3,500	4,474
New York NY GO	5.000%	3/1/37	7,500	9,214
New York NY GO	5.000%	3/1/37	45	48
New York NY GO	4.000%	8/1/37	2,070	2,474
New York NY GO	4.000%	8/1/37	2,500	3,025
New York NY GO	5.000%	8/1/37	4,000	4,735
New York NY GO	4.000%	10/1/37	1,500	1,772
New York NY GO	4.000%	3/1/38	4,850	5,816
New York NY GO	5.000%	3/1/38	7,500	9,212
New York NY GO	5.000%	3/1/38	2,000	2,551
New York NY GO	5.000%	4/1/38	1,000	1,231
New York NY GO	4.000%	8/1/38	5,005	5,885
New York NY GO	4.000%	8/1/38	2,500	3,019
New York NY GO	5.000%	8/1/38	10,000	11,833
New York NY GO	5.000%	8/1/38	3,430	4,419
New York NY GO	5.000%	10/1/38	6,500	7,909
New York NY GO	5.000%	10/1/38	2,910	3,668
New York NY GO	4.000%	3/1/39	1,050	1,131
New York NY GO	5.000%	3/1/39	5,315	6,522
New York NY GO	5.000%	3/1/39	2,000	2,546
New York NY GO	5.000%	3/1/39	2,000	2,591
New York NY GO	4.000%	8/1/39	3,280	3,905
New York NY GO	4.000%	8/1/39	2,500	3,012
New York NY GO	4.000%	10/1/39	4,000	4,709
New York NY GO	5.000%	10/1/39	2,220	2,793
New York NY GO	5.000%	10/1/39	8,910	10,837
New York NY GO	4.000%	8/1/40	1,155	1,372
New York NY GO	4.000%	8/1/40	2,500	3,004
New York NY GO	4.000%	10/1/40	3,000	3,521
New York NY GO	3.000%	3/1/41	5,010	5,397
New York NY GO	4.000%	8/1/41	2,035	2,409
New York NY GO	4.000%	8/1/41	2,500	2,994
New York NY GO	3.000%	10/1/41	2,250	2,433
New York NY GO	4.000%	10/1/41	7,950	9,104
New York NY GO	4.000%	12/1/41	1,215	1,415
New York NY GO	5.000%	12/1/41	8,000	9,540
New York NY GO	5.000%	12/1/41	4,850	6,055
New York NY GO	4.000%	3/1/42	1,500	1,758
New York NY GO	4.000%	8/1/42	7,000	8,151
New York NY GO	4.000%	8/1/42	2,500	2,985
New York NY GO	5.000%	8/1/42	2,365	3,022

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	10/1/42	3,000	3,753
	New York NY GO	4.000%	12/1/42	3,835	4,455
	New York NY GO	5.000%	3/1/43	5,500	6,946
	New York NY GO	5.000%	3/1/43	4,180	5,369
	New York NY GO	5.000%	4/1/43	6,500	7,958
	New York NY GO	5.000%	8/1/43	4,020	5,000
	New York NY GO	5.000%	8/1/43	2,340	2,984
	New York NY GO	5.000%	10/1/43	3,000	3,746
	New York NY GO	4.000%	12/1/43	2,415	2,801
	New York NY GO	4.000%	3/1/44	2,000	2,335
	New York NY GO	5.000%	3/1/44	1,000	1,282
	New York NY GO	4.000%	8/1/44	9,205	10,680
	New York NY GO	3.000%	10/1/44	3,000	3,224
	New York NY GO	5.000%	12/1/44	3,000	3,734
	New York NY GO	5.000%	4/1/45	5,000	6,101
	New York NY GO	3.500%	4/1/46	3,000	3,252
	New York NY GO	4.000%	3/1/50	525	608
	New York NY GO	5.000%	3/1/50	6,200	7,883
	New York NY GO	3.000%	8/1/50	4,000	4,245
	New York NY GO	4.000%	8/1/50	6,000	7,061
	New York NY GO	3.000%	3/1/51	3,000	3,173
[5,6]	New York NY GO TOB VRDO	0.070%	12/2/21	1,715	1,715
[5,6]	New York NY GO TOB VRDO	0.070%	12/2/21	5,500	5,500
[5,6]	New York NY GO TOB VRDO	0.080%	12/2/21	3,255	3,255
[6]	New York NY GO VRDO	0.030%	12/1/21	6,600	6,600
	New York NY GO VRDO	0.040%	12/1/21	2,450	2,450
	New York NY GO VRDO	0.040%	12/1/21	5,080	5,080
	New York NY GO VRDO	0.050%	12/1/21	12,100	12,100
	New York NY GO VRDO	0.050%	12/1/21	17,525	17,525
[6]	New York NY GO VRDO	0.060%	12/2/21	3,140	3,140
	New York NY GO, Prere.	5.000%	3/1/23	2,500	2,649
	New York NY GO, Prere.	5.000%	3/1/23	4,500	4,769
	New York NY GO, Prere.	5.000%	3/1/23	6,745	7,148
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	8,500	9,975
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	17,740	20,722
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,100	8,816
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/60	5,500	6,397
	New York State Bridge Authority Highway Revenue	5.000%	1/1/29	1,065	1,354
	New York State Bridge Authority Highway Revenue	5.000%	1/1/30	830	1,077
	New York State Bridge Authority Highway Revenue	5.000%	1/1/31	600	795
	New York State Bridge Authority Highway Revenue	4.000%	1/1/33	1,285	1,573
	New York State Bridge Authority Highway Revenue	4.000%	1/1/35	1,600	1,945
	New York State Bridge Authority Highway Revenue	4.000%	1/1/36	675	818
	New York State Bridge Authority Highway Revenue	4.000%	1/1/51	1,255	1,485
[2]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	280	294
[2]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	315	343
[9]	New York State Dormitory Authority College & University Revenue	5.150%	7/1/24	2,000	2,146
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/25	1,270	1,344
[2]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	315	354
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	3,140	3,613

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	750	867
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	2,595	2,988
[2]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	325	374
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	1,025	1,083
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	655	751
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	500	592
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	490	562
[2]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	350	411
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/28	1,470	1,552
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	540	555
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	400	474
[2]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	300	359
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/29	1,660	1,752
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,300	1,539
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,010	1,190
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	850	1,035
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	25	30
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	45	51
[2]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	300	365
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	2,000	2,312
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	500	590
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	515	627
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	5,065	6,022
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	505	615
[2]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	300	371
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/31	1,275	1,402
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/31	1,015	1,171
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	1,750	1,799
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	3,000	3,438

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	955	1,125
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	1,000	1,219
[2]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	350	440
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/32	1,450	1,592
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	540	678
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	575	698
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,825	2,219
[2]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	325	415
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	500	574
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	1,200	1,377
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	1,030	1,246
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	7,395	8,467
	New York State Dormitory Authority College & University Revenue	5.500%	7/1/33	1,390	1,492
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/34	1,660	1,904
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/34	1,500	1,809
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	15	15
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	755	894
	New York State Dormitory Authority College & University Revenue	3.500%	7/1/35	40	42
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	6,210	7,090
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	1,650	1,890
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	1,355	1,579
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	570	669
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	225	271
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	560	663
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,000	2,426
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,095	2,395
[2]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	1,335	1,699
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	6,225	7,094
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	2,000	2,343

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	530	624
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	7,615	8,312
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	300	360
[2]	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	2,000	2,352
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,500	1,820
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,020	1,192
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	505	593
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	325	389
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,555	1,899
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	245	297
[2]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	2,000	2,534
[2]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	225	284
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	7,290	8,020
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	405	475
[2]	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	600	703
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	2,515	3,065
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/38	5,000	6,228
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	10,075	11,260
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	1,010	1,182
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	2,510	3,052
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,615	2,016
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,455	1,714
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	15	18
[2]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	600	757
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,180	1,283
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	2,500	3,032
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	7,625	8,708
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	2,135	2,661
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	2,840	3,241

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/40	1,500	2,260
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	3,000	3,272
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	4,235	5,000
[2]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	1,000	1,257
	New York State Dormitory Authority College & University Revenue	4.250%	5/1/42	2,850	2,948
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/42	2,790	2,967
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	10	12
[2]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	300	374
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/43	9,320	10,367
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/43	1,410	1,630
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/43	1,185	1,353
	New York State Dormitory Authority College & University Revenue	5.750%	7/1/43	7,105	7,608
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/44	9,585	11,106
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/44	2,500	2,641
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/45	5,000	5,823
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/45	1,500	1,735
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/45	2,790	3,181
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,000	3,108
[2]	New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	3,250	3,726
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	4,695
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	1,250	1,449
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	2,900	4,569
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/48	14,705	16,712
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	11,580	18,400
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	2,500	2,949
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	4,000	4,588
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	7,500	9,431
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	3,000	3,515
[2]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/52	2,500	3,093

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority College & University Revenue (Brooklyn Law School Project), Prere.	5.000%	7/1/22	1,630	1,675
New York State Dormitory Authority College & University Revenue (Brooklyn Law School Project), Prere.	5.000%	7/1/22	1,210	1,243
New York State Dormitory Authority College & University Revenue (Brooklyn Law School Project), Prere.	5.000%	7/1/22	1,000	1,028
New York State Dormitory Authority College & University Revenue (Brooklyn Law School Project), Prere.	5.000%	7/1/22	1,000	1,028
New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/41	7,185	8,555
New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	795	895
New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/46	5,610	6,665
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	3,625	3,727
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	10,000	10,281
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	4,200	4,318
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	3,250	3,341
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	2,290	2,354
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	3,000	3,083
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	2,250	2,313
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	13,500	13,880
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	9/1/22	2,355	2,438
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	9/1/22	1,520	1,574
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	5/1/23	30	32
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	5/1/23	30	32
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	5/1/23	20	21
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	1,300	1,398
New York State Dormitory Authority College & University Revenue, Prere.	5.250%	7/1/23	2,500	2,698
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	500	559
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	1,000	1,117
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	500	559
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	2,110	2,358
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	1,805	2,017
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	15	17
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	5	6

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	210	243
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	210	243
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	500	557
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	670	746
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	2,135	2,438
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	780	929
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,200	2,673
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	2,355	2,687
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	700	830
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,555	1,925
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,300	1,572
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	8,135	9,277
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,550	1,829
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,070	1,305
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	485	539
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	4,375	5,401
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/30	500	581
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	2,225	2,536
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/30	540	628
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,000	3,687
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/31	450	523
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/31	2,400	2,476
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/31	450	523
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	900	1,103
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,200	1,435
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/32	1,145	1,330
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	2,650	3,016
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	710	727
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	745	873

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,875	2,299
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/32	340	395
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/33	700	813
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	3,555	4,044
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	2,650	2,723
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	800	936
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	2,250	2,835
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,000	1,192
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,100	1,247
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	825	957
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/34	775	853
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	3,000	3,467
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,200	1,359
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	950	1,101
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,620	1,870
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/35	450	522
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	2,200	2,676
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,100	1,307
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	500	579
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/36	3,020	3,429
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	400	476
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	100	111
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	405	472
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,100	1,306
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	640	741
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/37	1,000	1,135
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,350	1,556
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	4,000	4,555
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	300	349

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,000	1,186
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	680	787
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	4,800	5,458
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	600	696
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	600	694
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/39	4,000	4,073
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	550	637
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	500	546
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	1,870	2,161
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	1,300	1,470
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,400	4,007
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,000	6,055
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/43	2,275	2,571
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	3,500	3,793
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	4,000	4,573
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	11,500	13,039
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/50	5,000	5,245
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	5,000	5,815
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	10,000	11,601
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/24	2,140	2,325
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	2,000	2,325
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/28	3,290	3,701
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	4,985	5,474
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	5,100	6,189
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	6,000	6,831
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,000	1,159
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	3,240	3,681
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	1,000	1,135
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	5,000	5,973
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	1,750	2,041
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	5,000	5,725
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	5,000	6,121
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	3,500	4,167
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	5,000	5,715
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	7,500	9,600
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	3,510	4,176
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	3,000	3,406

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	4,305	4,964
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	5,030	5,998
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	3,000	3,566
	New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/36	1,665	1,742
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,000	1,152
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	3,000	3,553
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	5,000	5,492
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/38	5,670	6,699
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,430	1,616
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	3,705	4,068
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/38	5,000	6,362
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	5,030	5,682
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	3,500	3,780
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/40	8,115	9,547
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	3,500	3,770
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	830	937
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	5,000	5,482
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	500	608
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	1,500	1,772
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	650	733
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	5,000	5,854
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	10,890	12,547
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	5,000	5,849
	New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/49	3,000	3,157
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/49	5,000	5,791
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/49	3,225	3,404
[5,6]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.080%	12/2/21	22,665	22,665
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	15	17
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/28	10	13
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/30	1,535	1,890
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/31	5,000	6,142
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/31	7,500	9,994
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/32	5,000	6,621
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	7,000	8,556
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/35	5,000	6,567
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/36	3,000	3,927
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	5,000	6,014
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/39	5,000	6,001
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/47	5,000	5,889
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	2,700	3,245
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/28	1,860	2,228
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/29	2,250	2,689

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	10,000	10,725
[1]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/31	750	840
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	10,300	11,023
[1]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/32	1,000	1,120
[1]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/32	1,725	2,218
[1]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/33	1,000	1,119
[1]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/33	1,655	2,126
[1]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/34	1,125	1,347
[1]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/34	1,000	1,118
[1]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/35	900	1,075
[1]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/36	575	685
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Bond Financing Program)	5.000%	10/1/26	1,425	1,693
[1]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Bond Financing Program)	5.000%	10/1/27	1,000	1,123
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Bond Financing Program)	5.000%	10/1/33	600	714
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Bond Financing Program)	5.000%	10/1/34	520	623
	New York State Dormitory Authority Lease Revenue	5.000%	4/1/34	1,290	1,615
	New York State Dormitory Authority Lease Revenue	5.000%	10/1/34	1,175	1,471
	New York State Dormitory Authority Lease Revenue	4.000%	4/1/35	1,055	1,211
	New York State Dormitory Authority Lease Revenue	4.000%	10/1/35	645	740
	New York State Dormitory Authority Lease Revenue	3.000%	4/1/42	2,000	2,105
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/29	3,000	3,604
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/30	2,000	2,400
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/31	2,015	2,416
[1]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/32	1,000	1,256
[1]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/33	1,290	1,619
[2]	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/33	3,048	4,100
[2]	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/45	4,547	4,814
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	400	498
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	2,650	2,922
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	5,000	5,511
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	4,840	5,613
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	300	379
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	5,000	5,509
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	2,500	2,895
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,000	5,949
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,000	6,212

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,240	5,770
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	5,000	5,942
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,000	1,212
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	6,700	8,323
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	10,020	12,447
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	8,030	8,839
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,600	4,353
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	5,000	5,502
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	6,206
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	4,500	5,669
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	5,000	6,200
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	1,250	1,573
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	3,000	3,716
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	11,000	13,242
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	5,000	5,762
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	14,700	17,677
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	1,000	1,231
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	4,085	4,909
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	2,615	3,217
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	35	38
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	4,800	5,987
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/45	8,495	10,433
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/46	5,500	6,185
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	7,570	8,507
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	5,000	5,721
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/48	5,000	5,717
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	5,250	6,522
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	2,515	3,080
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	5,000	5,762
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	4,000	4,902
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	4,145	4,617
New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/34	1,000	1,231
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	3,000	3,556
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/36	2,500	2,823
New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/36	1,000	1,231
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/37	5,610	6,438
New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/40	2,370	2,687
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	3,000	3,527
New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/41	1,000	1,229
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	11,310	13,815
New York State Environmental Facilities Corp. Water Revenue	5.000%	3/15/45	5,000	5,646
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	11/1/31	1,105	1,208
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	11/1/32	1,000	1,082
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.625%	11/1/33	2,340	2,577
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	11/1/39	1,000	1,083
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	11/1/39	1,000	1,089
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	11/1/40	4,300	4,385
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	11/1/41	3,145	3,291

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	11/1/43	2,325	2,512
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	1,140	1,244
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,380	2,590
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/44	1,500	1,565
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	11/1/45	1,990	2,009
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	2,635	2,839
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	1,830	1,972
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	11/1/48	1,665	1,802
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	11/1/48	1,500	1,631
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	8,000	8,299
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/49	5,000	5,220
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	11/1/50	1,000	1,010
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/51	1,230	1,243
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	2,000	2,034
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/52	3,440	3,543
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/54	1,000	1,011
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	11/1/54	4,000	4,143
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/56	770	774
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	5,265	5,971
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	4,085	4,625
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,220	1,430
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	2,665	3,014
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	1,700	1,990
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	5,500	6,216
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	2,900	3,395
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	5,155	5,813
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	2,970	3,475
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	1,800	2,206
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	2,560	2,995
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	2,185	2,674
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,100	3,785
	New York State Thruway Authority Highway Revenue	4.000%	1/1/36	1,275	1,471
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	250	276
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	2,500	2,923
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	2,500	2,939
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	2,500	2,910
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	9,000	10,558
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	2,550	2,974
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	3,000	3,487

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/46	425	447
	New York State Thruway Authority Highway Revenue	5.000%	1/1/46	10,000	11,580
	New York State Thruway Authority Highway Revenue	3.000%	1/1/48	3,000	3,167
	New York State Thruway Authority Highway Revenue	3.000%	1/1/50	5,000	5,298
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	14,000	16,068
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	2,000	2,312
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	7,500	7,934
	New York State Thruway Authority Highway Revenue	5.000%	1/1/51	5,975	6,881
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	3,500	3,660
	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	3,500	3,624
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	5,000	5,733
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	2,000	2,309
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	16,095	18,772
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	4,765	5,038
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/53	16,840	19,707
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	12,000	13,977
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	3,410	4,003
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	5,000	5,499
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	3,000	3,925
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	3,000	3,628
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	2,000	2,313
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	3,000	3,904
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	1,000	1,225
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/38	5,000	5,920
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	3,505	4,178
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	2,050	2,205
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	5,000	5,361
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	3,280	3,900
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/41	5,000	5,878
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	6,000	7,695
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	1,000	1,221
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	10,000	10,548
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	4,000	4,695
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	5,895	6,919
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/47	2,600	2,740
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/48	5,000	5,754
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	7,310	8,536
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	5,000	5,265
[5,6]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.090%	12/2/21	4,688	4,687
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/35	1,490	1,911
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/36	7,035	8,997
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/39	1,340	1,703
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/40	925	1,174
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	5,000	5,373
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	3,525	4,118
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	2,500	2,915
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	3,635	4,228

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	6,000	6,286
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	13,850	14,645
	New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	3,000	3,024
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/33	4,655	5,920
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/35	2,505	3,175
	Niagara Area Development Corp. College & University Revenue (Niagara University Project), Prere.	5.000%	5/1/22	320	326
	Niagara Area Development Corp. College & University Revenue (Niagara University Project), Prere.	5.000%	5/1/22	2,750	2,804
[4]	Niagara Falls Public Water Authority Water Revenue	4.250%	7/15/34	3,000	3,175
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	4.000%	7/1/39	500	548
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	1,000	1,167
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	1,165
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	1,000	1,164
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	3,785	4,295
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	5,000	5,112
[2]	Onondaga Civic Development Corp. College & University Revenue	5.000%	7/1/31	690	855
[2]	Onondaga Civic Development Corp. College & University Revenue	4.000%	7/1/34	330	374
[2]	Onondaga Civic Development Corp. College & University Revenue	4.000%	7/1/36	350	396
	Onondaga Civic Development Corp. College & University Revenue	4.000%	7/1/38	200	232
[2]	Onondaga Civic Development Corp. College & University Revenue	4.000%	7/1/39	500	563
	Onondaga Civic Development Corp. College & University Revenue	4.000%	7/1/41	250	289
[2]	Onondaga Civic Development Corp. College & University Revenue	4.000%	7/1/42	530	593
	Onondaga Civic Development Corp. College & University Revenue	5.000%	7/1/46	500	620
	Onondaga Civic Development Corp. College & University Revenue	5.000%	7/1/51	725	892
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/32	510	611
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/33	540	646
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/33	300	375
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/34	565	676
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/34	300	375
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/35	595	711
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/35	410	511

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/36	625	745
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/36	435	501
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/37	355	423
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/37	300	345
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/38	285	339
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/38	275	316
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/39	350	401
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/40	300	343
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/43	1,000	1,179
Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/28	450	510
Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/29	475	536
Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/30	450	507
Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/33	575	645
Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/35	635	710
Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/40	1,940	2,160
Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/45	3,950	4,375
Onondaga Civic Development Corp. College & University Revenue, Prere.	5.000%	7/1/22	1,000	1,027
Onondaga Civic Development Corp. College & University Revenue, Prere.	5.000%	7/1/22	1,855	1,905
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.500%	3/1/24	1,900	1,964
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	3/1/31	4,200	4,359
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/47	7,750	9,115
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project), Prere.	5.000%	12/1/23	1,000	1,094
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/35	1,140	1,324
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/36	1,475	1,708
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/40	2,200	2,528
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/29	3,545	4,137
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/31	380	476
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/33	1,750	2,035

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	1,290	1,446
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/35	4,275	5,263
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	3,000	3,589
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	3,380	4,002
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	1,750	2,063
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	3,565	4,066
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	2,250	2,712
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	13,180	15,226
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/43	5,000	5,828
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/45	8,765	9,948
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/45	2,785	3,251
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	3,000	3,516
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/47	8,000	9,772
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	5,000	6,129
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	13,525	15,757
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/55	7,750	9,039
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	5,000	6,350
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	4/15/57	2,000	2,374
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/15/57	2,000	2,413
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	11,450	14,149
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	5,000	5,865
[2]	Rockland County NY GO	4.000%	4/1/22	70	71
[2]	Rockland County NY GO	4.000%	4/1/23	235	246
[2]	Rockland County NY GO	4.000%	4/1/24	240	258
[2]	Rockland County NY GO	4.000%	4/1/25	255	282
[2]	Rockland County NY GO	4.000%	4/1/26	265	300
[2]	Rockland County NY GO	4.000%	4/1/27	270	311
[2]	Rockland County NY GO	4.000%	4/1/28	285	334
[2]	Rockland County NY GO	4.000%	4/1/29	300	356
[2]	Rockland County NY GO	4.000%	4/1/30	310	372
[2]	Rockland County NY GO	4.000%	4/1/31	320	382
[2]	Rockland County NY GO	4.000%	4/1/32	335	397
[1]	Rockland County NY GO	3.000%	6/15/32	2,815	3,089
[2]	Rockland County NY GO	4.000%	4/1/33	350	413
[2]	Rockland County NY GO	4.000%	4/1/34	370	434
[2]	Rockland County NY GO	4.000%	4/1/35	385	450
[2]	Rockland County NY GO	4.000%	4/1/36	410	478

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Rockland County NY GO	4.000%	4/1/44	1,995	2,273
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	10	11
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	2,815	3,189
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	65	74
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/32	220	273
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/33	175	217
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/34	225	279
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/34	1,225	1,596
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/35	225	278
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	4.000%	7/1/36	1,335	1,593
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/36	500	618
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/38	610	661
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	4.000%	7/1/38	1,440	1,711
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/38	300	369
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/39	2,635	2,850
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/40	2,110	2,278
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/43	3,550	4,337
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/48	4,520	5,475
[1]	Schenectady NY GO	3.000%	5/1/31	635	673
[1]	Schenectady NY GO	3.000%	5/1/32	1,205	1,274
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/28	310	364
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/29	660	773
[2]	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/29	100	123
[2]	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/30	285	356
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/31	450	526
[2]	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/31	275	350
[2]	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/32	265	337
[2]	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/33	250	317
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/34	830	972
[2]	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/34	250	316
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/35	1,510	1,769
[2]	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/35	270	341

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/36	545	639
[2]	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/36	300	378
[2]	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/37	300	377
[2]	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/38	225	282
[2]	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/39	235	294
[2]	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/40	250	312
[2]	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/41	300	373
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/30	75	95
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/31	100	128
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/32	100	128
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/33	100	128
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/34	150	191
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/35	150	190
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/36	105	133
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/37	150	190
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/38	150	190
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/39	150	189
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/40	150	189
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/41	130	163
	St. Lawrence County Industrial Development Agency College & University Revenue (St. Lawrence University Project)	5.000%	7/1/29	325	339
	St. Lawrence County Industrial Development Agency College & University Revenue (St. Lawrence University Project)	5.000%	7/1/43	8,870	9,280
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	310	310
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	230	244
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	250	273
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	250	279
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,664
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,000	3,326
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	720	847
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	180	212

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	1,163
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	170	198
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	2,000	2,307
	Suffolk County Judicial Facilities Agency Lease (Appropriation) Revenue	5.000%	11/1/33	9,000	9,682
[1]	Suffolk County NY GO	4.000%	10/15/27	2,410	2,789
[4]	Suffolk County NY GO	4.000%	10/15/28	3,850	4,544
[4]	Suffolk County NY GO	4.000%	4/1/30	4,420	5,098
[4]	Suffolk County NY GO	4.000%	4/1/31	4,590	5,270
[1]	Suffolk County NY GO	3.000%	6/15/31	250	259
	Suffolk County Water Authority Water Revenue	3.250%	6/1/43	580	629
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	1,250	1,445
	Syracuse Industrial Development Agency Lease (Appropriation) Revenue (Syracuse City School District Project)	4.000%	5/1/34	725	850
	Syracuse Industrial Development Agency Lease (Appropriation) Revenue (Syracuse City School District Project)	4.000%	5/1/35	500	585
	Syracuse Industrial Development Agency Lease (Non-Terminable) Revenue	4.000%	5/1/33	1,025	1,179
	Syracuse Industrial Development Agency Lease (Non-Terminable) Revenue	4.000%	5/1/34	1,200	1,378
	Syracuse Industrial Development Agency Lease (Non-Terminable) Revenue	4.000%	5/1/35	1,000	1,146
	Tompkins County Development Corp. College & University Revenue	5.000%	7/1/32	1,555	1,777
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	7,770	8,288
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	2,705	2,349
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	725	833
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	500	574
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	5,500	4,519
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	3,010	3,557
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	5,000	6,764
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,510	2,840
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	235	188
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	2,000	2,295
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	3,210	3,904
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	5,000	6,282
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	5,010	5,901
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	2,500	2,904
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/38	1,000	1,207
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	3,000	3,646
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	4,305	4,911
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	7,510	8,781
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	4,600	5,563
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	9,675	11,874
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	10,000	12,258
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	6,325	7,740
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/45	4,000	4,610
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/47	7,340	8,846
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	3,995	4,262
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/48	7,500	8,638
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	2,240	2,781
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	6,820	8,707
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	10,000	11,701

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	9,500	12,036
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	17,000	19,910
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	5,000	6,364
[5,6]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	0.080%	12/2/21	14,000	14,000
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/32	2,360	2,679
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	0.000%	5/15/33	5,000	3,988
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	3,090	3,659
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/51	2,500	2,504
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	4,545	5,387
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/51	2,000	2,563
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/51	2,500	3,238
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	11,000	13,410
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/23	1,000	1,076
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/24	1,165	1,302
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/25	1,000	1,154
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/27	150	183
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/28	275	342
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/30	470	570
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/31	235	283
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/32	365	437
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/33	100	119
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/34	155	185
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/35	190	226
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/36	380	452
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/37	2,900	3,701
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/38	2,500	3,185
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/39	2,845	3,617
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	2,060	2,429
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,095	3,686
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,880	7,147
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,015	6,060
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/30	5,325	6,401
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,725	2,061
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	5,000	5,964
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/34	6,000	7,145
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	900	1,068
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	5,500	6,383
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	9,650	10,541
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	2,755	3,228
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	5,185	5,660
[3]	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	23,700	27,678
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	7,400	8,055
	Webster Central School District GO	2.000%	6/15/33	1,180	1,193

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Webster Central School District GO	2.000%	6/15/34	1,265	1,272
	Westbury Union Free School District GO	2.000%	12/15/31	3,600	3,706
	Westbury Union Free School District GO	2.000%	12/15/32	3,670	3,759
	Westchester County Local Development Corp. College & University Revenue	5.000%	5/1/34	15,200	16,552
	Westchester County Local Development Corp. College & University Revenue	5.500%	5/1/42	7,640	8,413
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	400	411
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	525	562
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	680	737
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	350	389
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	475	546
[5]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,380	1,388
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	590	675
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	440	502
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,035	1,193
[5]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	3,515	3,538
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	370	421
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,152
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	500	567
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,151
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	200	226
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	2,500	2,853
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/37	2,375	2,497
[5]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	2,000	2,172
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	550	617
[5]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	610	655
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	21,895	24,872
[5]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/56	3,100	3,309
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (Kendal On Hudson Project)	5.000%	1/1/28	1,350	1,407
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (Kendal On Hudson Project)	5.000%	1/1/34	2,235	2,321
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/37	1,275	1,452

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/47	1,000	1,122
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	15	15
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,500	3,002
Western Nassau County Water Authority Water Revenue	3.000%	4/1/39	845	930
Yonkers Economic Development Corp. Charter School Aid Revenue	5.000%	10/15/40	750	894
Yonkers Economic Development Corp. Charter School Aid Revenue	5.000%	10/15/50	1,325	1,549
Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	4.000%	10/15/29	200	221
Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/39	420	493
Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/49	640	739
Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/54	465	535
				5,636,337
Guam (0.2%)
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	1,000	1,088
Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	475	546
Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	375	423
Guam Miscellaneous Taxes Revenue	5.125%	1/1/42	1,000	1,004
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	5,980	6,938
				9,999
Puerto Rico (0.5%)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	895	859
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,511	2,295
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	3,388	2,927
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	275	221
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	13,536	15,160
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	1,437	1,609
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	105	119
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	100	113
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	725	242

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	4,390	5,029
				28,574
Total Tax-Exempt Municipal Bonds (Cost $5,341,153)				5,674,910
Total Investments (100.6%) (Cost $5,341,153)				5,674,910
Other Assets and Liabilities—Net (-0.6%)				(31,525)
Net Assets (100%)				5,643,385
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2021.
3	Securities with a value of $1,123,000 have been segregated as initial margin for open futures contracts.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2021, the aggregate value was $143,228,000, representing 2.5% of net assets.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2022	558	67,740	529

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2022	(207)	(30,406)	(349)
Ultra Long U.S. Treasury Bond	March 2022	(92)	(18,452)	(605)
				(954)
				(425)

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $5,341,153)	5,674,910
Investment in Vanguard	183
Cash	1,108
Receivables for Investment Securities Sold	6,945
Receivables for Accrued Income	54,819
Receivables for Capital Shares Issued	1,096
Other Assets	99
Total Assets	5,739,160
Liabilities
Payables for Investment Securities Purchased	87,096
Payables for Capital Shares Redeemed	4,988
Payables for Distributions	2,973
Payables to Vanguard	227
Variation Margin Payable—Futures Contracts	491
Total Liabilities	95,775
Net Assets	5,643,385
At November 30, 2021, net assets consisted of:

Paid-in Capital	5,277,758
Total Distributable Earnings (Loss)	365,627
Net Assets	5,643,385

Investor Shares—Net Assets
Applicable to 44,739,253 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	546,372
Net Asset Value Per Share—Investor Shares	$12.21

Admiral Shares—Net Assets
Applicable to 417,365,274 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,097,013
Net Asset Value Per Share—Admiral Shares	$12.21

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2021
($000)
Investment Income
Income
Interest	142,601
Total Income	142,601
Expenses
The Vanguard Group—Note B
Investment Advisory Services	506
Management and Administrative—Investor Shares	809
Management and Administrative—Admiral Shares	3,780
Marketing and Distribution—Investor Shares	44
Marketing and Distribution—Admiral Shares	180
Custodian Fees	24
Auditing Fees	31
Shareholders’ Reports—Investor Shares	10
Shareholders’ Reports—Admiral Shares	18
Trustees’ Fees and Expenses	2
Total Expenses	5,404
Net Investment Income	137,197
Realized Net Gain (Loss)
Investment Securities Sold	45,017
Futures Contracts	(1,390)
Realized Net Gain (Loss)	43,627
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,463
Futures Contracts	(528)
Change in Unrealized Appreciation (Depreciation)	935
Net Increase (Decrease) in Net Assets Resulting from Operations	181,759

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2021 ($000)	2020 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	137,197	143,868
Realized Net Gain (Loss)	43,627	42,664
Change in Unrealized Appreciation (Depreciation)	935	36,386
Net Increase (Decrease) in Net Assets Resulting from Operations	181,759	222,918
Distributions
Investor Shares	(17,121)	(16,357)
Admiral Shares	(161,862)	(145,135)
Total Distributions	(178,983)	(161,492)
Capital Share Transactions
Investor Shares	33,064	(42,847)
Admiral Shares	369,580	21,321
Net Increase (Decrease) from Capital Share Transactions	402,644	(21,526)
Total Increase (Decrease)	405,420	39,900
Net Assets
Beginning of Period	5,237,965	5,198,065
End of Period	5,643,385	5,237,965

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.20	$12.01	$11.34	$11.71	$11.49
Investment Operations
Net Investment Income[1]	.295	.327	.354	.369	.372
Net Realized and Unrealized Gain (Loss) on Investments	.108	.231	.696	(.314)	.282
Total from Investment Operations	.403	.558	1.050	.055	.654
Distributions
Dividends from Net Investment Income	(.295)	(.326)	(.355)	(.369)	(.372)
Distributions from Realized Capital Gains	(.098)	(.042)	(.025)	(.056)	(.062)
Total Distributions	(.393)	(.368)	(.380)	(.425)	(.434)
Net Asset Value, End of Period	$12.21	$12.20	$12.01	$11.34	$11.71
Total Return[2]	3.34%	4.73%	9.37%	0.48%	5.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$546	$513	$550	$425	$464
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.41%	2.73%	3.00%	3.21%	3.18%
Portfolio Turnover Rate	40%	34%	15%	18%	16%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.20	$12.01	$11.34	$11.71	$11.49
Investment Operations
Net Investment Income[1]	.305	.337	.364	.378	.384
Net Realized and Unrealized Gain (Loss) on Investments	.107	.230	.695	(.314)	.282
Total from Investment Operations	.412	.567	1.059	.064	.666
Distributions
Dividends from Net Investment Income	(.304)	(.335)	(.364)	(.378)	(.384)
Distributions from Realized Capital Gains	(.098)	(.042)	(.025)	(.056)	(.062)
Total Distributions	(.402)	(.377)	(.389)	(.434)	(.446)
Net Asset Value, End of Period	$12.21	$12.20	$12.01	$11.34	$11.71
Total Return[2]	3.43%	4.82%	9.46%	0.56%	5.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,097	$4,725	$4,648	$3,956	$3,929
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.49%	2.81%	3.08%	3.29%	3.28%
Portfolio Turnover Rate	40%	34%	15%	18%	16%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2021, the fund’s average investments in long and short futures contracts represented 2% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

New York Long-Term Tax-Exempt Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

New York Long-Term Tax-Exempt Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2021, the fund had contributed to Vanguard capital in the amount of $183,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	5,674,910	—	5,674,910
Derivative Financial Instruments
Assets
Futures Contracts[1]	529	—	—	529
Liabilities
Futures Contracts[1]	954	—	—	954
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These

New York Long-Term Tax-Exempt Fund
reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	2,255
Total Distributable Earnings (Loss)	(2,255)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the inclusion of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	10,148
Undistributed Tax-Exempt Income	3,043
Undistributed Long-Term Gains	31,781
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	323,628
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2021 Amount ($000)	2020 Amount ($000)
Tax-Exempt Income	137,051	143,344
Ordinary Income*	6,248	5,621
Long-Term Capital Gains	35,684	12,527
Total	178,983	161,492
*	Includes short-term capital gains, if any.
As of November 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,351,282
Gross Unrealized Appreciation	327,821
Gross Unrealized Depreciation	(4,193)
Net Unrealized Appreciation (Depreciation)	323,628

New York Long-Term Tax-Exempt Fund
E.	During the year ended November 30, 2021, the fund purchased $2,711,540,000 of investment securities and sold $2,217,248,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2021, such purchases were $297,645,000 and sales were $465,106,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended November 30,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	147,854	12,091	166,458	13,862
Issued in Lieu of Cash Distributions	14,680	1,203	13,956	1,162
Redeemed	(129,470)	(10,595)	(223,261)	(18,800)
Net Increase (Decrease)—Investor Shares	33,064	2,699	(42,847)	(3,776)
Admiral Shares
Issued	809,102	66,130	888,264	74,143
Issued in Lieu of Cash Distributions	119,380	9,784	105,332	8,766
Redeemed	(558,902)	(45,799)	(972,275)	(82,557)
Net Increase (Decrease)—Admiral Shares	369,580	30,115	21,321	352
G.	Management has determined that no events or transactions occurred subsequent to November 30, 2021, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard New York Tax-Free Funds and Shareholders of Vanguard New York Municipal Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard New York Municipal Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund (constituting Vanguard New York Tax-Free Funds, hereafter collectively referred to as the "Funds") as of November 30, 2021, the related statements of operations for the year ended November 30, 2021, the statements of changes in net assets for each of the two years in the period ended November 30, 2021, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended November 30, 2021 and each of the financial highlights for each of the five years in the period ended November 30, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 19, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2021 tax information (unaudited) for Vanguard New York Tax-Exempt Funds
This information for the fiscal year ended November 30, 2021, is included pursuant to provisions of the Internal Revenue Code.
The Long-Term Tax-Exempt Fund distributed $37,434,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.
Each fund designates 100% of its income dividends as exempt-interest dividends.

"Bloomberg®" and Bloomberg NY Municipal Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The New York Long-Term Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the New York Long-Term Tax-Exempt Fund or any member of the public regarding the advisability of investing in securities generally or in the New York Long-Term Tax-Exempt Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg NY Municipal Bond Index, which is determined, composed and calculated by BISL without regard to Vanguard or the New York Long-Term Tax-Exempt Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the New York Long-Term Tax-Exempt Fund into consideration in determining, composing or calculating the Bloomberg NY Municipal Bond Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the New York Long-Term Tax-Exempt Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to New York Long-Term Tax-Exempt Fund customers, in connection with the administration, marketing or trading of the New York Long-Term Tax-Exempt Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG NY MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE NEW YORK LONG-TERM TAX-EXEMPT FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG NY MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG NY MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE NEW YORK LONG-TERM TAX-EXEMPT FUND OR BLOOMBERG NY MUNICIPAL BOND INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2022 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 217 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of
Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, and the
Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. Mclsaac

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
CFA® is a registered trademark owned by CFA Institute.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q760 012022

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended November 30, 2021: $56,000
Fiscal Year Ended November 30, 2020: $59,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2021: $11,244,694
Fiscal Year Ended November 30, 2020: $10,761,407

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended November 30, 2021: $2,955,181
Fiscal Year Ended November 30, 2020: $2,915,863

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended November 30, 2021: $2,047,574
Fiscal Year Ended November 30, 2020: $247,168

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended November 30, 2021: $280,000
Fiscal Year Ended November 30, 2020: $115,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2021: $2,327,574
Fiscal Year Ended November 30, 2020: $362,168

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)       Code of Ethics filed herewith.

(a)(2)       Certifications filed herewith.

(b)           Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 21, 2022

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: January 21, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney  filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney  filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.